SCHEDULE OF MOVEMENTS IN SHARES ON ISSUE (Details) - AUD ($)		12 Months Ended
	Dec. 18, 2023	Jun. 30, 2024	Jun. 30, 2023
Number of shares at beginning		11,541,658,143	9,233,965,143
Contributed equity, at the beginning		$ 161,342,707	$ 155,138,636
Share consolidation (in shares)		(11,426,240,897)
Share consolidation
Shares issued during the year (in shares)	100	16,800,000	2,307,693,000
Shares issued during the year		$ 3,111,758	$ 7,172,399
Shares issued during the year (in shares)
Exercise of performance rights			$ 82,688
Transaction costs arising on share issue (in shares)				[1]
Less: transaction costs arising on share issue		$ (534,611)	$ (916,060)	[1]
Valuation of warrants to be issued (in shares)
Valuation of warrants to be issued		$ (101,991)	$ (134,956)
Number of shares at end		132,217,246	11,541,658,143
Contributed equity, at the end		$ 163,817,863	$ 161,342,707

[1]	The details of securities arising on shares issued for the year ended June 30, 2024 and June 30 2023 are as below: